Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	11 Months Ended	14 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Jul. 28, 2020
Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Warrants outstanding (in shares)				30,980,000
Interest earned on investments held in Trust Account	48,655	209,593	$ 49,000
Net loss	$ (21,710,100)	29,629,640
Unrecognised tax benefits		0
Unrecognised tax benefits interest and penalties accrued		0
Income tax provisions		0
Ordinary Shares
Significant Accounting Policies [Line Items]
Net loss		$ 140,000
IPO
Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)	20,700,000	20,700,000	20,700,000
Private Placement
Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)	10,280,000	10,280,000	10,280,000
Common Class A
Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption shares (in shares)	36,367,609	39,576,710	36,367,609
Potentially dilutive common shares excluded from the computation of weighted-average shares outstanding		30,980,000
Net loss		$ (210,000)
Common stock, shares subject to possible redemption (in shares)	36,367,609	34,196,599	36,367,609
Common Class B
Significant Accounting Policies [Line Items]
Net loss		$ 350,000